Organization and Basis of Presentation - Additional Information (Detail) (Nantong Tech, CNY) In Thousands, unless otherwise specified	Jul. 08, 2013
Nantong Tech
Subsidiary or Equity Method Investee [Line Items]
Registered Capital	500,000